Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
17    Equity

Accounting policies
Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the company repurchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from shareholders’ equity until such treasury shares are cancelled or reissued.
Where such treasury shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in shareholders’ equity.
Call options on own shares are treated as equity instruments.
Dividends are recognized as a liability in the period in which they are declared and approved by shareholders. The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Common shares
As of December 31, 2024, authorized common shares consist of 2 billion shares (December 31, 2023: 2 billion; December 31, 2022: 2 billion), and the issued and fully paid share capital consists of 939,939,384 common shares, each share having a par value of EUR 0.20 (December 31, 2023: 913,515,966; December 31, 2022: 889,315,082).
Preference shares
As a means to protect the company against (an attempt at) an unsolicited takeover or other attempt to exert (de facto) control of the company, the ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the company. As of December 31, 2024, no such right has been exercised and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2024 (December 31, 2023: 2 billion; December 31, 2022: 2 billion).
Options, restricted and performance shares
Under its share-based compensation plans, the company granted stock options on its common shares and other conditional rights to receive common shares in the future such as restricted shares and performance shares (refer to Share-based compensation).
Treasury shares
In connection with the company’s share repurchase programs, shares which have been repurchased and are held in Treasury for the purpose of (i) delivery under share-based compensation plans upon exercise of options, or vesting of restricted or performance shares, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When treasury shares are delivered by the company under its share-based compensation plans, such shares are removed from treasury shares on a first-in, first-out (FIFO) basis.
When treasury shares are delivered by the company upon exercise of options, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the company upon vesting of restricted shares or performance shares (granted under the company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in capital in excess of par value.
The following table shows the movements in the outstanding number of shares over the last three years:
Philips Group
Outstanding number of shares

	2022	2023	2024
Balance as of January 1	870,182,445	881,480,527	906,403,156
Dividend distributed	14,174,568	39,334,938	30,860,582
Purchase of treasury shares	(5,080,693)	(15,964,445)	(13,718,391)
Delivery of treasury shares	2,204,207	1,552,136	1,463,727
Balance as of December 31	881,480,527	906,403,156	925,009,074
The following table reflects transactions that took place in relation to former and current share-based compensation plans:
Philips Group
Transactions related to share-based compensation plans

	2022	2023	2024
Shares acquired	2,142,445	3,000,000	9,281,227
Average market price	EUR 31.76	EUR 41.59	EUR 21.88
Amount paid	EUR 68 million	EUR 125 million	EUR 203 million
Shares delivered	2,204,207	1,552,136	1,463,727
Average price (FIFO)	EUR 35.16	EUR 34.59	EUR 37.14
Cost of delivered shares	EUR 77 million	EUR 54 million	EUR 54 million
Total shares in treasury at year-end	5,664,946	7,112,810	14,930,310
Total cost	EUR 191 million	EUR 262 million	EUR 411 million

The following transactions took place for capital reduction purposes:
Philips Group
Transactions related to capital reduction

	2022	2023	2024
Shares acquired	2,938,248	12,964,445	4,437,164
Average market price	EUR 36.61	EUR 37.25	EUR 37.56
Amount paid	EUR 108 million	EUR 483 million	EUR 167 million
Cancellation of treasury shares (shares)	8,758,455	15,134,054	4,437,164
Cancellation of treasury shares (EUR)	EUR 299 million	EUR 566 million	EUR 167 million
Total shares in treasury at year-end	2,169,609
Total cost	EUR 83 million
Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 451 million in 2024. In 2024, we settled withholding tax liability for an amount of EUR 41 million relating to the dividend distribution in 2023 (EUR 11 million) and in 2024 (EUR 29 million).
Share repurchase methods for share-based remuneration plans and capital reduction purposes
Philips uses different methods to repurchase shares in its own capital: (i) share buyback repurchases in the open market via an intermediary; (ii) repurchase of shares via forward contracts for future delivery of shares; and (iii) the unwinding of call options on own shares. During 2024, Philips used methods (i) and (ii) to repurchase shares for share-based compensation plans and method (ii) to repurchase shares for capital reduction purposes.
Forward contracts to repurchase shares and open market repurchases of shares
For share-based compensation plans
On August 5, 2024, Philips announced that it would repurchase shares for an amount of up to EUR 125 million to cover certain of its obligations arising from its Long-Term Incentive plans. The repurchases were executed through a combination of open market purchases by an intermediary (in August 2024 acquiring 2.2 million shares which resulted in a EUR 60 million increase in retained earnings against treasury shares) and one forward contract for an amount of EUR 65 million to acquire 2.5 million shares with a settlement date in November 2026 and a weighted average forward price of EUR 26.40.
On June 14, 2023, Royal Philips announced that it will repurchase up to 7.1 million shares to cover certain of its obligations arising from its Long-Term Incentive and employee stock purchases plans. Under this program, Philips entered into one forward contract for an amount of EUR 138 million to acquire 7.1 million shares with settlement dates varying between November 2024 and November 2025 and a weighted average forward price of EUR 19.43. As of December 31, 2024, a total of 3.1 million shares under this program were acquired (settled in the fourth quarter of 2024). This resulted in a EUR 57 million increase in retained earnings against treasury shares.
On June 13, 2022, Royal Philips announced that it will repurchase up to 3.2 million shares to cover certain of its obligations arising from its Long-Term Incentive and employee stock purchases plans. Under this program, Philips entered into one forward contract for an amount of EUR 63 million to acquire 3.2 million shares with settlement dates in November 2024 and December 2024 and a weighted average forward price of EUR 19.75. As of December 31, 2024, all shares under this program were acquired (settled in the fourth quarter of 2024). This resulted in a EUR 63 million increase in retained earnings against treasury shares.
On January 29, 2020, Philips announced that it will repurchase up to 6 million shares to cover certain of its obligations arising from its Long-Term Incentive and employee stock purchase plans. Under this program, Philips entered into three forward contracts to acquire in total 5 million for an amount of EUR 174 million to acquire with settlement dates varying between October 2021 and November 2022 and a weighted average forward price of EUR 34.85. On October 26, 2022, the original settlement date of two tranches entered into under this program (in total 1.75 million shares) has been extended from November 23, 2022 to November 2023, and November 2024, respectively. As of December 31, 2024, a total of 5 million shares (December 31, 2023: 4.3 million shares) under this program were acquired (settled in the fourth quarter of 2021, 2022, 2023, and 2024). This resulted in a EUR 23 million (2023: EUR 35 million) increase in retained earnings against treasury shares.
As of December 31, 2024, the remaining forward contracts to cover obligations under share-based compensation plans related to 6.5 million shares (December 31, 2023: 11.1 million shares) and amounted to EUR 142 million (December 31, 2023: EUR 224 million).
For capital reduction
On July 26, 2021, Philips announced a share buyback program for share cancellation purposes for an amount of up to EUR 1.5 billion. Consequently, in the third quarter of 2021 Philips entered into three forward contracts for an amount of EUR 731 million to acquire 20 million shares with settlement dates in 2022, 2023 and 2024 and a weighted average forward price of EUR 37.36. Philips executed the remainder of the program through open market purchases by an intermediary in the fourth quarter of 2021 (acquiring 21 million shares) and January 2022 (acquiring 0.8 million shares). This resulted in a EUR 781 million increase in retained earnings against treasury shares. As of December 31, 2024, Philips completed the program announced in 2021 and as a result a total of 19.6 million (December 31, 2023: 15.1 million) shares were acquired (in the fourth quarter of 2022, second, third and fourth quarters of 2023, and first and second quarters of 2024). This resulted in a EUR 167 million increase in retained earnings against treasury shares (2023: EUR 483 million including dividend adjustment).
As of December 31, 2024, there were no remaining forward contracts entered into for capital reduction purposes. As of December 31, 2023, the remaining forward contracts entered into for capital reduction purposes related to 4.4 million shares and amounted to EUR 167 million.
Shares cancellation
In June 2024, Philips completed the cancellation of 4.4 million of its common shares (with a cost price of EUR 167 million). The cancelled shares were acquired as part of Philips’ EUR 1.5 billion share repurchase program announced on July 26, 2021.
Dividend distribution
2024
In May 2024, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 768 million (including costs). The dividend was distributed in the form of shares only, resulting in the issuance of 30,860,582 new common shares. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2023. Further reference is made to Earnings per share.
A proposal will be submitted to the 2025 Annual General Meeting of Shareholders to pay a dividend of EUR 0.85 per common share, in shares or cash at the option of the shareholder, against retained earnings for 2024.
2023
In May 2023, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 749 million (including costs). The dividend was distributed in the form of shares only, resulting in the issuance of 39,334,938 new common shares.
2022
In May 2022, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 741 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 45% of the shareholders elected for a share dividend, resulting in the issuance of 14,174,568 new common shares. The settlement of the cash dividend involved an amount of EUR 411 million (including costs).
Limitations in the distribution of shareholders’ equity
As of December 31, 2024, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 3,254 million. Such limitations relate to common shares of EUR 188 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 1,052 million and unrealized currency translation differences of EUR 2,014 million. The unrealized gain related to cash flow hedges of EUR 1 million and unrealized loss related to fair value through OCI financial assets of EUR 90 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.
The legal reserves required by Dutch law of EUR 1,052 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.
As of December 31, 2023, these limitations in distributable amounts were EUR 2,435 million and related to common shares of EUR 183 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 990 million and unrealized currency translation differences of EUR 1,263 million. The unrealized losses related to fair value through OCI financial assets of EUR 390 million and unrealized loss related to cash flow hedges of EUR 6 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.
Non-controlling interests
Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.
Capital management
Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt. The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.
Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt position is managed with the intention of retaining the current strong investment grade credit rating. Furthermore, Philips’ dividend policy is aimed at dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).
Philips Group
Composition of net debt and group equity in millions of EUR unless otherwise stated

	2022	2023	2024
Long-term debt	7,270	7,035	7,113
Short-term debt	931	654	526
Total debt	8,201	7,689	7,639
Cash and cash equivalents	1,172	1,869	2,401
Net debt	7,028	5,820	5,238
Shareholders’ equity	13,249	12,028	12,006
Non-controlling interests	34	33	37
Group equity	13,283	12,061	12,043
Net debt : group equity ratio	35:65	33:67	30:70
Adjusted income from continuing operations attributable to shareholders is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income, is included in the following table.
Philips Group
Adjusted income from continuing operations attributable to shareholders[1] in millions of EUR

	2022	2023	2024
Net income	(1,605)	(463)	(698)
Discontinued operations, net of income taxes	(13)	10	(142)
Income from continuing operations	(1,618)	(454)	(840)
Income from continuing operations attributable to non-controlling interests	(3)	(2)	(3)
Income from continuing operations attributable to shareholders¹	(1,622)	(456)	(843)
Adjustments for:
Amortization and impairment of acquired intangible assets	363	290	392
Impairment of goodwill	1,357	8
Restructuring costs and acquisition-related charges	202	381	326
Other items:	925	1,358	830
Respironics litigation provision		575	984
Respironics insurance income			(538)
Respironics consent decree charges	250	363	113
Respironics field-action running costs	210	224	133
Quality actions	59	175	123
R&D project impairments	134
Portfolio realignment charges	109
Impairment of assets in S&RC	39
Provision for public investigations tender irregularities	60
Provision for a legal matter		31
Investment re-measurement loss		23
Loss (gain) on divestment of business		(35)
Remaining items	63	2	16
Net finance income/expenses	(4)	18	23
Tax impact on adjusting items²	(376)	(450)	(370)
Tax effect of derecognition of US deferred tax asset			941
Adjusted Income from continuing operations attributable to shareholders[1]	845	1,148	1,300
[1]Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]Includes deferred tax assets derecognized in the line below.